Prepaid Expenses and Other Current Assets (Q3) (Tables)	9 Months Ended
Sep. 30, 2024
Prepaid Expenses And Other Current Assets
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following:

	September 30, 2024	December 31, 2023
Insurance	$317	$232
Clinical and consulting	72	30
Software and hosting costs	60	108
Other	192	372
Total prepaid expenses and other current assets	$641	$742